Income Tax	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax

11. INCOME TAX

For the nine months ended December 31, 2019 and 2018, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
Tax jurisdictions from:
- Local	$(12,961)	$(25,334)
- Foreign, representing:
Labuan	$(2,115)	$-
Seychelles	$(1,600)	$213,305
Hong Kong	$(2,758)	$(15,061)
Malaysia	$(480,792)	$(328,659)
Australia	$(1,762)	$(29,086)
Loss before income tax	$(501,988)	$(184,835)

The provision for income taxes consisted of the following:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

 The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the period ended December 31, 2019 and 2018:

	Period Ended December 31, 2019	Year Ended March 31, 2019
Deferred tax assets:
Net operating profit/(loss) carry forwards
-United States of America	$(37,238)	$(34,516)
-Labuan	$(63)	-
-Hong Kong	$(4,247)	$(3,792)
-Malaysia	$(285,857)	$(198,315)
-Australia	$(10,182)	$(9,698)
	(337,587)	246,321
Less: valuation allowance	$337,587	$(246,321)
Deferred tax assets	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Labuan, Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2019, the operations in the United States of America incurred $177,325 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 21%. The net operating loss carry forwards begin to expire in 2038, if unutilized. The Company has provided for a full valuation allowance of $37,238 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, Morgan Capital Asset Management Ltd is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit. As of December 31, 2019, the operations in Labuan incurred $2,115 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 3%. The Company has provided for a full valuation allowance of $63 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. As of December 31, 2019, the operations in the Hong Kong incurred $25,740 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 16.5%. The Company has provided for a full valuation allowance of $4,247 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. As of December 31, 2019, the operations in the Malaysia incurred $1,582,541 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 18%. The Company has provided for a full valuation allowance of $284,857 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority. As of December 31, 2019, the operations in the Australia incurred $37,026 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 27.5%. The Company has provided for a full valuation allowance of $10,182 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

11. INCOME TAX

For the year ended March 31, 2019 and 2018, the local (United States) and foreign components of loss before income tax were comprised of the following:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Tax jurisdictions from:
- Local	$(31,885)	$(53,658)
- Foreign, representing:
Seychelles	$214,905	$(5,743)
Hong Kong	(16,844)	(4,598)
Malaysia	(638,689)	(302,173)
Australia	$(29,823)	$(5,440)
Loss before income tax	$(502,336)	(371,612)

The provision for income taxes consisted of the following:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2019 and 2018:

	Year Ended March 31, 2019	Year Ended March 31, 2018
Deferred tax assets:
Net operating loss carry forward
-United States of America	$(34,516)	$(27,821)
-Hong Kong	(3,792)	(1,013)
-Malaysia	(198,315)	(83,351)
-Australia	(9,698)	(1,496)
	$(246,321)	$(113,681)
Less: valuation allowance	246,321	113,681
Deferred tax assets	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2019, the operations in the United States of America incurred $164,364 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 21%. The net operating loss carry forwards begin to expire in 2038, if unutilized. The Company has provided for a full valuation allowance of $34,516 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. As of March 31, 2019, the operations in the Hong Kong incurred $22,982 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 16.5%. The Company has provided for a full valuation allowance of $3,792 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. As of March 31, 2019, the operations in the Malaysia incurred $1,101,749 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 18%. The Company has provided for a full valuation allowance of $198,315 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority. As of March 31, 2019, the operations in the Australia incurred $35,264 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 27.5%. The Company has provided for a full valuation allowance of $9,698 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.